PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, gross		$ 282,256	$ 154,378
Less accumulated depreciation		(79,835)	(80,184)
Property and equipment, net	$ 183,637	202,421	74,194
Computer Software [Member]
Property and equipment, gross		124,702	0
Equipment [Member
Property and equipment, gross		22,240	22,240
Furniture And Fixtures [Member]
Property and equipment, gross		92,821	69,840
Leasehold Improvements [Member]
Property and equipment, gross		42,493	30,298
Vehicles [Member]
Property and equipment, gross		$ 0	$ 32,000